Interim Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
IFRS Statement [Line Items]
Net income	$ 3,351	$ 3,811	$ 4,933	$ 7,544
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	166	(825)	410	(1,082)
Reclassification to earnings of net loss/(gain)	(15)		(14)	(10)
Changes in allowance for credit losses recognized in earnings		1	(1)	(1)
Income taxes relating to:
Change in unrealized gain/(loss)	(42)	239	(115)	302
Reclassification to earnings of net loss/(gain)	5		5	1
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	114	(585)	285	(790)
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	1,842	1,164	(523)	3,518
Reclassification to earnings of net loss/(gain)			(2)
Net gain/(loss) on hedges	(754)	(218)	88	(1,252)
Reclassification to earnings of net loss/(gain) on hedges			2
Income taxes relating to:
Net gain/(loss) on hedges	208	57	(309)	328
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	1,296	1,003	(744)	2,594
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	1,713	(4,926)	3,752	(4,286)
Reclassification to earnings of loss/(gain)	(1,069)	91	(1,063)	(1,361)
Income taxes relating to:
Change in gain/(loss)	(558)	1,274	(911)	1,124
Reclassification to earnings of loss/(gain)	289	(43)	322	313
Net change in gain/(loss) on derivatives designated as cash flow hedges	375	(3,604)	2,100	(4,210)
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	(49)	746	47	1,123
Income taxes	14	(196)	(30)	(295)
Remeasurement gain/(loss) on employee benefit plans	(35)	550	17	828
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	(170)	171	(157)	258
Income taxes	34	(45)	30	(68)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	(136)	126	(127)	190
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	115	1	(128)	(15)
Income taxes	(32)		34	4
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	83	1	(94)	(11)
Total other comprehensive income (loss)	2,150	(4,191)	2,137	(3,478)
Total comprehensive income (loss)	5,501	(380)	7,070	4,066
Attributable to:
Common shareholders	5,291	(446)	6,777	3,957
Preferred shareholders and other equity instrument holders	210	66	293	109
Schwab [Member]
Income taxes relating to:
Share of other comprehensive income (loss) from investment in Schwab	$ 453	$ (1,682)	$ 700	$ (2,079)